Other operating income, net - Other operating income, net (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other operating income, net:
Commercial partnerships	[1]	R$ 25,511	R$ 19,469	R$ 40,816
Merchandising	[2]	33,144	25,703	44,396
Extraordinary tax credits	[3]	213,183	136,561	110,090
Property rental	[4]	26,026	24,825	26,622
Revenue from miscellaneous services (administrative, commercial and IT services)		96,742	91,726	97,829
Contractual fine and gas voucher		10,332	9,685	15,902
Others		40,898	13,416	20,580
Total other operating income		445,836	321,385	356,235
Other operating expenses, net:
Property rental	[4]	(116,744)	(92,117)	(92,199)
Taxes on other operating income	[5]	(23,416)	(24,929)	(42,533)
Fines for tax infractions		(3,702)	(5,692)	(4,680)
Decarbonization obligation	[6]	(161,281)	(124,287)	(65,539)
Others		(44,527)	(10,326)	(11,255)
Total other operating expenses		(349,670)	(257,351)	(216,206)
Other operating income, net		R$ 96,166	R$ 64,034	R$ 140,029

[1]	Refers to contracts with service providers and suppliers, which establish trade agreements for convenience stores and gas stations.
[2]	Refers to contracts with suppliers of convenience stores, which establish, among other agreements, promotional campaigns.
[3]	Refers substantially to PIS and COFINS credits (see Note 8.a.3), recorded in 2021.
[4]	Refers to Ipiranga’s income and expenses with property rentals and sublease, especially for establishment of own gas stations, linked to contractual requirements for the preservation of the brand.
[5]	Refers substantially to ICMS, ISS, PIS and COFINS.
[6]	Refers to the obligation adopted by the RenovaBio to set decarbonization targets for its sector.